Short-Term Investments	12 Months Ended
Dec. 31, 2016
Short Term Investment [Abstract]
SHORT-TERM INVESTMENTS
7.	SHORT-TERM INVESTMENTS

As of December 2016, the Group's short-term investment consisted of held-to-maturity securities and available-for-sale securities with maturities of one year or less.

The Group measured the trading securities at fair value based on quoted market prices in an active market. As a result the Group has determined the valuation of its trading securities falls within Level 1 of the fair value hierarchy. As of December 31, 2015 and 2016, the Group did not hold any trading securities. For the year ended December 31, 2014, 2015 and 2016, the Group recognized a loss from the trading securities of $47,941, $18,396 and $549,538 as short-term investment income in the consolidated statement of comprehensive income, respectively.

The Group measured the held-to-maturity securities at amortized cost basis, which the Group believes a Level 2 valuation. The amount at which an investment is acquired, adjusted for accretion, amortization, collection of cash, etc. As of December 31, 2016, the Group's held-to-maturity securities consisted of trust fund and financial product issued by some third party financial service companies carried at amortized cost of $14,837,949. The Group launched Qiribao, which is a new product on the wealth management platform (Yinglibao), in July 2016. Once an investor commits funds through the platform of Yinglibao to invest Qiribao, his funds are reinvested by the Group to purchase the held-to-maturity securities. The Group recognized a net gain from the held-to-maturity securities of $57,941 in the consolidated statement of comprehensive income for the year ended December 31, 2016. Due to the compliance requirement and our strategy, the Group will terminate the purchase of Qiribao starting on April 10, 2017, and all the held-to-maturity securities will be redeemed by the end of June 30, 2017.

The Group measured the available-for-sale securities at the fair value shown by the financial institution which the Group believes a Level 2 valuation.

The following table presents changes in level 2 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2015 and 2016, respectively:

	December 31,
	2015	2016

Beginning balance	$-	$-
Purchases	105,334,483	192,785,066
Redemption	(105,560,595)	(192,022,189)
Realized gain	234,421	870,200
Exchange difference	(8,309)	(27,195)
Ending balance	$-	$1,605,882

The following table provides additional information on the realized gains of the sale of available-for-sale securities as of December 31, 2015 and 2016, respectively. For purposes of determining gross realized gains, the cost of securities sold is based on specific identification.

	Year ended December 31, 2016
				Exchange
	Proceeds	Costs	Gains	difference

Available-for-sale securities	$(192,022,189)	$192,785,066	$870,200	$(27,195)
Total	$(192,022,189)	$192,785,066	$870,200	$(27,195)

	Year ended December 31, 2015
				Exchange
	Proceeds	Costs	Gains	difference

Available-for-sale securities	$105,560,595	$105,334,483	$234,421	$(8,309)
Total	$105,560,595	$105,334,483	$234,421	$(8,309)

The fair values of trading securities and available-for-sale securities as measured, and held-to-maturity securities as disclosed are further discussed in Note 8.